Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
Revenue	$ 168	$ 306	$ 26